Financial risk management objectives and policies - Schedule of Contractual Undiscounted Future Cash Flow Requirements (Details) $ in Millions	Apr. 03, 2022 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 176.2
Foreign exchange forward contracts	3.6
Lease obligations	323.7
Pension obligation	2.2
Total contractual obligations	968.9
Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 370.8
Borrowings, interest rate	4.51%
Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 92.4
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	176.2
Foreign exchange forward contracts	0.9
Lease obligations	65.8
Pension obligation	0.0
Total contractual obligations	263.9
2023 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2023 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	17.2
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	54.6
Pension obligation	0.0
Total contractual obligations	75.1
2024 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2024 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	16.7
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	50.5
Pension obligation	0.0
Total contractual obligations	71.0
2025 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2025 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	16.7
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	2.7
Lease obligations	39.6
Pension obligation	0.0
Total contractual obligations	62.8
2026 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2026 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	16.7
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	33.3
Pension obligation	0.0
Total contractual obligations	53.8
2027 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2027 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	16.7
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	79.9
Pension obligation	2.2
Total contractual obligations	442.3
Thereafter | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	351.8
Thereafter | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 8.4